Long-term debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term debt	Long-term debt

	Note	December 31, 2023	December 31, 2022
Credit Facility	13(a)	$317,488	$180,000
Convertible debentures	13(b)	129,750	129,750
Equipment financing	13(c)	220,466	85,931
Mortgage	13(f)	28,429	29,231
Unamortized deferred financing costs	13(g)	(3,514)	(4,371)
		$692,619	$420,541
Less: current portion of long-term debt		(81,306)	(42,089)
		$611,313	$378,452
The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2023, are: $83.0 million in 2024, $64.3 million in 2025, $412.1 million in 2026, $28.8 million in 2027 and $107.8 million in 2028 and thereafter.
a) Credit Facility
On October 3, 2023, the Company entered into an Amended and Restated Credit Agreement (the "Credit Facility") with a banking syndicate. On October 26, 2023, the Company exercised the accordion feature to increase the size of the tranches as included in the amended agreement. The amended agreement matures on October 3, 2026, with an option to extend on an annual basis, subject to certain conditions. The agreement is comprised solely of a revolving facility that includes a Canadian dollar tranche of $280.0 million and an Australian dollar tranche of A$220.0 million, totaling $478.0 million of lending capacity using the exchange rate in effect as at December 31, 2023. The Credit Facility permits finance lease obligations to a limit of $350.0 million and certain other borrowings outstanding to a limit of $20.0 million. The permitted amount of $350.0 million for finance lease obligations includes guarantees provided by the Company to certain joint ventures. During the year ended December 31, 2023, financing costs of $5.8 million were incurred in connection with the amended Credit Facility and are recorded in other assets on the Consolidated Balance Sheets.
As at December 31, 2023, there was $31.3 million (December 31, 2022 - $32.0 million) in issued letters of credit under the Credit Facility and the unused borrowing availability was $129.3 million (December 31, 2022 - $88.0 million).
As at December 31, 2023, there was an additional $60.1 million in borrowing availability under finance lease obligations (December 31, 2022 - $46.6 million). Borrowing availability under finance lease obligations considers the current and long-term portion of finance lease obligations and financing obligations, including the finance lease obligations for the joint ventures that the Company guarantees.
The Credit Facility has two financial covenants that must be tested quarterly on a trailing four-quarter basis. As at December 31, 2023, the Company was in compliance with its financial covenants.
•The first covenant is the Total Debt to Bank EBITDA Ratio.
◦"Total Debt" is defined as the sum of the outstanding principal balance (current and long-term portions) of: (i) finance leases; (ii) borrowings under our credit facilities (excluding outstanding Letters of Credit); (iii) mortgage; (iv) promissory notes; (v) financing obligations; and (vi) vendor financing, excluding convertible debentures.
◦"Bank EBITDA" is defined as earnings before interest, taxes, depreciation and amortization, excluding the effects of unrealized foreign exchange gain or loss, realized and unrealized gain or loss on derivative financial instruments, cash and non-cash stock-based compensation expense, gain or loss on disposal of property, plant and equipment, acquisition costs, and certain other non-cash items included in the calculation of net income.
◦The Total Debt to Bank EBITDA Ratio must be less than or equal to 3.5:1.
•The second covenant is the Fixed Charge Coverage Ratio which is defined as Bank EBITDA less maintenance capital expenditures, cash distributions (dividends, share buybacks, etc.), and cash taxes compared to Fixed Charges.
◦"Fixed Charges" is defined as cash interest and all scheduled principal debt repayments.
◦The Fixed Charge Coverage Ratio is to be maintained at a ratio greater than 1.1:1.
The Credit Facility bears interest at Canadian prime rate, U.S. Dollar Base Rate, Australian Bank Bill Swap Reference Rate ("BBSY"), Canadian bankers’ acceptance rate or the Secured Overnight Financing Rate ("SOFR") (all such terms as used or defined in the Credit Facility), plus applicable margins. The Company is also subject to non-refundable standby fees, 0.40% to 0.70% depending on the Company's Total Debt to Bank EBITDA Ratio. The Credit Facility is secured by a lien on all of the Company's existing and after-acquired property.
The Company acts as a guarantor for drawn amounts under revolving equipment lease credit facilities which have a combined capacity of $110.0 million for Mikisew North American Limited Partnership ("MNALP"), an affiliate of the Company. This equipment lease credit facility will allow MNALP to avail the credit through a lease agreement and/or equipment finance contract with appropriate supporting documents. As at December 31, 2023, the Company has provided guarantees on this facility of $74.7 million. At this time, there have been no instances or indication that payments will not be made by MNALP. Therefore, no liability has been recorded related to this guarantee.
b) Convertible debentures

	December 31, 2023	December 31, 2022
5.50% convertible debentures	$74,750	$74,750
5.00% convertible debentures	55,000	55,000
	$129,750	$129,750
The terms of the convertible debentures are summarized as follows:

	Date of issuance	Maturity	Conversion price	Debt issuance costs
5.50% convertible debentures	June 1, 2021	June 30, 2028	$24.50	$3,531
5.00% convertible debentures	March 20, 2019	March 31, 2026	$25.60	$2,691
Interest on the 5.50% convertible debentures is payable semi-annually in arrears on June 30 and December 31 of each year. Interest on the 5.00% convertible debentures is payable semi-annually on March 31 and September 30 of each year.
The conversion price is adjusted upon certain events, including: the subdivision or consolidation of the outstanding common shares, issuance of certain options, rights or warrants, distribution of cash dividends in an amount greater than $0.192 for the 5.50% convertible debentures or $0.12 per common share for the 5.00% convertible debentures, and other reorganizations such as amalgamations or mergers.
The 5.50% convertible debentures are not redeemable prior to June 30, 2024, except under certain exceptional circumstances. On and after June 30, 2024, and prior to June 30, 2026, the debentures may be redeemed at the option of the Company at the redemption price equal to the principal amount of the debentures plus accrued and unpaid interest thereon up to but excluding the date set for redemption provided, among other things, the current market price is at least 125% of the conversion price on the date on which notice of the redemption is given. On or after June 30, 2026, the debentures may be redeemed at the option of the Company at the redemption price equal to the principal amount of the debentures plus accrued and unpaid interest.
Both the 5.00% convertible debentures and the 5.50% convertible debentures are redeemable under certain conditions after a change in control has occurred. If a change in control occurs, we are required to offer to purchase all of the convertible debentures at a price equal to 101% of the principal amount plus accrued and unpaid interest to the date of purchase. The 5.00% convertible debentures are otherwise not redeemable by the Company.
c) Equipment financing

	Note	December 31, 2023	December 31, 2022
Finance lease obligations	8	$52,851	$41,804
Financing obligations	13(d)	162,266	32,889
Promissory notes	13(e)	5,349	11,238
Equipment financing		$220,466	$85,931

Year ended,	December 31, 2023			December 31, 2022
	Additions	Payments	Change in foreign exchange rates	Additions	Payments
Finance lease obligations	$58,675	$(48,601)	$973	$14,526	$(27,443)
Financing obligations	233,668	(110,306)	6,015	—	(15,056)
Promissory notes	—	(5,889)	—	3,400	(5,372)
	$292,343	$(164,796)	$6,988	$17,926	$(47,871)
The Company assumed $30,516 and $173,430 of finance lease obligations and financing obligations, respectively, upon the MacKellar acquisition (note 21(a)). Subsequent to the acquisition, the Company paid out $18,509 and $73,657 of the acquired financing lease obligations and financing obligations, respectively.
d) Financing obligations
During the year ended December 31, 2023, the Company recorded new financing obligations of $233,668. Of the new financing obligations, $173,430 was assumed upon the MacKellar acquisition (note 21(a)) and $73,657 was extinguished subsequent to the acquisition. The remaining financing contracts assumed upon acquisition expire between March 2024 and October 2028 with annual interest rates between 1.99% and 8.11%. Other new financing contracts expire in September 2026. The Company is required to make monthly payments over the life of the contracts with annual interest rates between 6.72% and 7.17%. The financing obligations are secured by the corresponding property, plant and equipment.
During the year ended December 31, 2022, the Company recorded no new financing obligations.
e) Promissory notes
During the year ended December 31, 2023, the Company recorded no new promissory notes.
During the year ended December 31, 2022, the Company recorded a new equipment promissory note of $3.4 million. The contract expires on May 13, 2026. The Company is required to make monthly payments over the life of the contract with an annual interest rate of 5.85%. The promissory note is secured by the corresponding property, plant and equipment.
f) Mortgage
The mortgage has a maturity date of November 1, 2046, and bears variable interest at a floating base rate of 5.60% minus a variance of 2.20%, equal to 3.40%. The mortgage is secured by the corresponding land and building in Acheson, Alberta.
g) Deferred financing costs

	December 31, 2023	December 31, 2022
Cost	$6,336	$6,336
Accumulated amortization	2,822	1,965
	$3,514	$4,371